UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21571

The Rogé Partners Funds

(Exact name of registrant as specified in charter)

630 Johnson Avenue, Suite 103, Bohemia, NY 11716

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631 218-0077

Date of fiscal year end:

6/30

Date of reporting period: 6/30/08

Item 1.  Reports to Stockholders.

Rogé Partners℠ Funds

Rogé Partners Fund
Rogé Select Opportunities Fund

Annual Report | June 30, 2008

Investment Advisor
R.W. Rogé & Company, Inc.
630 Johnson Avenue, Suite 103
Bohemia, NY 11716

1-888-800-ROGÉ

Rogé Partners Funds
SHAREHOLDER LETTER
June 30, 2008

Dear Shareholders,

The past year has been disappointing, and although the markets experienced a brief upswing from March to May, the markets continued their sharp sell-off as underlying concerns goods and services inflation, housing price deflation, and a tightening credit market. What impact will this paradox have on the global economy and how it will be addressed are the fundamental questions causing increased market volatility.

Energy costs, escalating prices and continuing turmoil in the credit markets weighed heavily on both domestic and foreign markets, and in the U.S., the ailing housing sector showed no signs of improvement.

In particular, the price of crude oil – which is now up more than 50% for the year – continued to hover in record territory, spurred by anxiety over tight supplies and renewed tensions in the Middle East.  That, in turn, contributed to gathering inflationary momentum that saw the Consumer Price Index jump 1.1% in June, the biggest monthly gain in nearly three years.

Year to date, the S&P 5001 lost 11.91% – its third consecutive quarterly drop.  The market’s slide in June was especially brutal as the S&P 500 posted their worst one-month declines since September 2002.

Abroad, the picture for equities was much the same or even cloudier, confirming the growing correlation of global markets.  In Europe, many of the same concerns that have roiled U.S. markets have taken European markets into bear territory.  With the exception of commodity exporters, foreign markets broadly retreated as the MSCI World Index2 registered a year to date decline of 10.57%.

No one can guess when the markets will hit bottom, but there are some potentially encouraging signs that a turnaround may be on the horizon.  Here are a few things to consider:

•

Smaller stocks are historically the first to rally in a recessionary interval, possibly providing the first signs of a recovery.

1 The S&P 500 is a market capitalization weighted measure of 500 widely held common stocks. Please note, an investor may not invest directly in an index.

2 The MSCI World Index (USD) is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

Rogé Partners Funds
SHAREHOLDER LETTER (Continued)
June 30, 2008

•

The bond yield curve has returned to normal after being inverted much of last year, a change that has been a harbinger of economic growth in the past.

•

Many observers are saying the fundamentals underlying the oil market do not support current price levels.

And, finally, the markets appear to be testing earlier lows and potentially laying the foundation for a recovery.  We believe heading for the sidelines at this point would be a costly mistake because a month like the June we just had suggests a bottom may be near.

In this trying and perplexing environment, an investor’s best friend is the ability to be patient and have a sense of perspective.  The ability to think long term is how significant wealth is accumulated.  The markets and the economy continually go through cycles of expansion and retrenchment providing investors the opportunity to buy in at potentially low costs.  Understanding and taking advantage of these rhythms is how wealth builders prosper over time. Staying informed, diversified and maintaining the discipline of saving, even during periods of market turmoil, is the winning formula.

Our current thinking is that as the economy continues to weaken; our elected officials will be inclined to over-regulate the financial markets.  The $64 million questions are:  What will this do to the economy and the markets?  And how can we position our Funds to take advantage of this less-than-optimistic scenario?  In our estimation:

•

It will weaken the government’s balance sheet further.  Like any corporation, a weak balance sheet makes it less attractive to our trading partners. They will want more money for those products (such as oil), which will boost inflation, further weaken the dollar and make wider allocation into foreign securities more attractive.

•

There will probably be back-to-work programs focused on improving the country’s infrastructure that will enhance exposure to related industries such as cement, steel, lumber, etc.

•

Real estate values need to fall at least another 10% before we can begin to make a dent in the excess inventory of housing.  This is deflationary.  But it’s a deflationary asset rather than a deflationary expenditure, which means your house, is no longer a piggy bank that you can borrow from to pay those bills.  That will impact discretionary spending and the economy.

•

We will be drilling off-shore as well as building new refineries, wind farms and nuclear plants, but these are mid- to long-term solutions.  We think there is a

Rogé Partners Funds
SHAREHOLDER LETTER (Continued)
June 30, 2008

•

reasonable chance we will eliminate ethanol from our clean air program to relieve price pressure on corn and corn-related foods. It goes without saying we will be buying smaller, lighter and hybrid cars to get better mileage.  So as the country swallows this bitter pill and gradually eases its dependence on foreign oil, we will be seeking opportunities to take advantage of these basic economic shifts.

•

One possibility that could make these scenarios wrong is if the price of crude oil slips back to the $50- to $70-per-barrel level as producer states attempt to forestall our government’s efforts to encourage development of alternate energy sources and drilling off-shore.  If this occurs, we will have to revise our strategy.

These are not the only trends we see over the next few years.  There is an aging population of baby boomers that will be demanding more and better health care services that will drive innovation.  But energy independence is the key to long-term economic viability.  It is also essential to rehabilitate the dollar and create jobs here at home for younger workers.  All this presents a fertile field of opportunity for the Fund’s portfolios.

We thank you for your patience and continued confidence as we navigate our way through this difficult economy together.

Sincerely,

Ronald W. Rogé, MS, CFP®

Steven M. Rogé, CMFC®

Co-Portfolio Manager

Co-Portfolio Manager

Investors should carefully consider the investment objectives, risks, charges and expenses of the Rogé Partners Funds carefully before investing. Other fees and expenses do apply to continued investment in the fund. The prospectus contains this and other information about the funds and is available online at www.rogepartnersfunds.com or by calling 888- 800-ROGE. The fund’s prospectus should be read carefully before investing.

The Rogé Partners Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

0830-NLD-8/13/2008

Rogé Partners Funds
PORTFOLIO REVIEW
June 30, 2008

The Rogé Partners Fund’s performance figures* for the year ending June 30, 2008, compared to its benchmarks:

	One Year	Three Year	Inception** – June 30, 2008	Inception** – June 30, 2008 (Cumulative Return)
The Rogé Partners Fund	-14.57%	6.53%	8.30%	34.79%
S&P 500 Index	-13.12%	4.41%	5.33%	21.46%
MSCI World Index	-10.68%	8.88%	9.71%	41.47%

Comparison of the Change in Value of a $10,000 Investment

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The Fund's investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until October 31, 2008, to ensure that the net annual fund operating expenses will not exceed 1.99% for the  Fund, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund's total annual operating expenses would have been 2.93%. Please review the Fund's prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-888-800-ROGE.

“S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. The “World Index” is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 23 developed market country indices. Investors cannot invest directly in an index or benchmark.

** Inception date is October 1, 2004.

The Fund’s Top Ten Sectors are as follows:

Sectors	Percentage of Net Assets
Value Equity Mutual Funds	34.66%
Investment Companies	13.55%
International Equity Mutual Funds	7.37%
Blend Equity Mutual Funds	7.11%
Growth Equity Mutual Funds	5.87%
Contrarian Equity Mutual Funds	4.57%
Sector – Energy Mutual Funds	4.21%
Limited Partnership	3.66%
Oil & Gas Services	2.96%
Diversified Financials	2.82%
Other/Cash & Equivalents	13.22%
100.00%

Investors should carefully consider the investment objectives, risks, charges and expenses of the Rogé Partners Funds. This and other important information about the Rogé Partners Funds is contained in the prospectus, which can be obtained by calling toll free: 1-888-800-ROGE. The prospectus should be read carefully before investing.

The Rogé Partners Funds are distributed by Northern Lights Distributors, LLC. Member FINRA/SIPC

Rogé Partners Funds
PORTFOLIO REVIEW
June 30, 2008

The Rogé Select Opportunities Fund’s performance figures* for the period ending June 30, 2008, compared to its benchmarks:

	Inception** – June 30, 2008	Inception** – June 30, 2008 (Cumulative Return)
The Rogé Select Opportunities Fund	-11.02%	-11.02%
S&P 500 Index	-11.47%	-11.47%
MSCI World Index	-8.56%	-8.56%

Comparison of the Change in Value of a $10,000 Investment

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The Fund's investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until October 31, 2008, to ensure that the net annual fund operating expenses will not exceed 1.99% for the Fund, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund's total annual operating expenses would have been 2.73%. Please review the Fund's prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-888-800-ROGE.

“S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. The “World Index” is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 23 developed market country indices. Investors cannot invest directly in an index or benchmark.

**Inception date is July 30, 2007

The Fund’s Top Ten Sectors are as follows:

Sectors	Percentage of Net Assets
Oil & Gas Services	20.93%
Investment Companies	15.81%
Oil & Gas Exploration	12.55%
Mining	7.61%
Diversified Financials	5.03%
Commercial Services	4.42%
Beverages	4.32%
Transportation	3.74%
Healthcare Services	2.26%
Chemicals	2.21%
Other/Cash & Equivalents	21.12%
100.00%

Investors should carefully consider the investment objectives, risks, charges and expenses of the Rogé Select Opportunities Fund. This and other important information about the Rogé Select Opportunities Fund is contained in the prospectus, which can be obtained by calling toll free: 1-888-800-ROGE. The prospectus should be read carefully before investing. The Rogé Select Opportunities Fund is distributed by Northern Lights Distributors, LLC. Member FINRA/SIPC

Rogé Partners Fund
SCHEDULE OF INVESTMENTS
June 30, 2008

Shares	Security		Value

	EQUITY MUTUAL FUNDS (RIC's) - 63.85%
	Blend - 7.11%
30,728	Fairholme Fund		$ 921,232
10,018	Matthew 25 Fund		121,822
			1,043,054

	Contrarian - 4.57%
99,279	Prudent Bear Fund		671,129

	Growth - 5.87%
38,504	Baron Partners Fund		774,708
538	Baron Small Cap Fund		10,861
887	Legg Mason Opportunity Trust		10,445
2,105	Satuit Capital Micro Cap Fund		46,943
149	Sequoia Fund, Inc.		18,234
			861,191

	International - 7.37%
9,925	Artisan International Value Fund, Investor Shares		226,593
3,428	Dodge & Cox International Stock Fund		139,825
10,280	Third Avenue International Value Fund		184,833
14,493	Tweedy Browne Global Value Fund		362,909
10,131	Wasatch International Growth Fund		167,863
			1,082,023
	Sector - Energy - 4.21%
8,789	T Rowe Price New Era Fund		618,461

	Sector - Real Estate - 0.06%
346	Third Avenue Real Estate Value Fund		8,303

	Value - 34.66%
100	Aegis Value Fund		1,248
173	Brown Advisory Small Cap Value Fund		1,926
27,257	First Eagle Global Fund		1,189,504
7,248	First Manhattan Strategic Value Fund (a)		159,973
0	*** John Hancock Funds II - Classic Value Fund		1
22,804	Kinetics Paradigm Fund		573,750
20,652	Longleaf Partners Fund		628,428
181	New River Small Cap Fund +		2,736

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008

Shares	Security		Value

	Value - 34.66% (Continued)
594	Tilson Focus Fund		$ 5,146
874	Oakmark Global Select Fund		7,476
244	Oakmark Select Fund		5,336
7,821	Pinnacle Value Fund		110,192
8,075	Presidio Fund +		107,233
24,983	Royce Select Fund		435,698
789	Third Avenue Small Cap Value Fund		18,603
191	Third Avenue Value Fund		9,584
48,663	T Rowe Price Africa & Middle East Fund +		660,355
90,794	Wintergreen Fund		1,168,519
			5,085,708

	TOTAL EQUITY MUTUAL FUNDS
	(Cost $9,043,542)		9,369,869

	COMMON STOCKS - 28.89%
	Agriculture - 0.52%
	Tobacco - 0.52%
1,000	Philip Morris International, Inc.		49,390
1,000	Rothmans, Inc.		26,711
			76,101

	Basic Materials - 0.23%
	Mining - 0.23%
5,150	Dundee Precious Metals, Inc. +		33,424

	Communications - 1.29%
	Broadcast Services/Media - 1.29%
11,005	DG FastChannel, Inc. +		189,836

	Consumer Cyclical - 0.36%
	Entertainment - 0.36%
150,000	Bingo.com, Ltd. +		52,500

	Consumer Non-Cyclical - 0.57%
	Commercial Services - 0.57%
1,000	Team, Inc. +		34,320
68,500	Zhejiang Expressway Co., Ltd.		49,320
			83,640

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008

Shares	Security		Value

	Energy - 5.04%
	Oil & Gas - 2.08%
5,000	Crimson Exploration, Inc. +		$ 81,000
1,900	Gazprom OAO		110,200
4,000	Rosetta Resources, Inc. +		114,000
			305,200

	Oil & Gas Services - 2.96%
45,500	Aeroquest International, Ltd. +		91,196
428,571	Deep Down, Inc. + ++ (a)		342,428
			433,624
	`
	Financials - 16.37%
	Diversified Financials - 2.82%
8,800	Hong Kong Exchanges and Clearing, Ltd.		127,600
9,500	International Assets Holding Corp. +		285,570
			413,170

	Investment Companies - 13.55%
140	Berkshire Hathaway, Inc., Class B +		561,680
250	Capital Southwest Corp.		26,058
1,500	Corporacion Financiera Alba, SA **		88,365
14,500	Investor AB, Class A **		300,875
7,329	Jardine Matheson Holdings, Ltd.		209,390
14,000	Leucadia National Corp.		657,160
300	Pargesa Holding SA **		33,546
4,644	Remgro, Ltd. **		111,470
			1,988,544

	Food & Beverages - 0.39%
	Beverages - 0.39%
5,000	Big Rock Brewery Income Trust		56,773

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008

Shares	Security		Value

	Industrials - 3.31%
	Machinery - 0.55%
645,000	GRP, Ltd.		$ 80,705

	Transportation - 2.76%
4,614	Siem Industries, Inc. +		405,455

	Office Business Equipment - 0.14%
	Office Automation & Equipment - 0.14%
200	Neopost SA		21,179

	Technology - 0.67%
	Software - 0.67%
281,500		6356095 Canada Inc. (formerly Excapsa Software)+ ++ (a)	39,748
4,900	Software Service, Inc.		59,121
			98,869
	TOTAL COMMON STOCKS
	(Cost $3,317,426)		4,239,020

	COMMON STOCK RIGHTS - 0.00%
580	Winthrop Realty Trust Rights,		-

	INTERNATIONAL GOVERNMENT & AGENCIES - 1.45%
100,000	Switzerland
	4% Due 6/10/2011		101,063
675,000	Swedish Government
	4% Due 12/1/2009		111,198
	TOTAL INTERNATIONAL GOVERNMENT & AGENCIES
	(Cost $220,380)		212,261

	LIMITED PARTNERSHIP - 3.66%
450,000	Armor Capital Partners LP + ++ (a)
	(Cost $450,000)		537,487

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008

Shares	Security		Value

	SHORT-TERM INVESTMENTS - 2.61%
	Money Market Mutual Funds - 2.61%
383,636	Goldman Sachs Financial Square Funds, Prime
	Obligations Portfolio (Cost $383,636)		$ 383,636

	TOTAL INVESTMENTS
	(Cost $13,414,984*)	100.46%	$ 14,742,273
	Liabilities in excess of other assets	-0.46%	(69,213)

	TOTAL NET ASSETS	100.00%	$ 14,673,060

+ Non-income producing securities.
++ Restricted securities. The aggregate value of such securities is 6.27% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
(a) Securities for which market quotations are not readily available. The aggregate value of such securities is 7.36% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
* Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,639,930 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$1,441,531
		Unrealized depreciation:	(339,188)
		Net unrealized appreciation:	$1,102,343
** This security is considered a Passive Foreign Investment Company for Federal tax purposes.
*** Less than one share.

RIC - Registered Investment Company
ADR - American Depositary Receipts

The accompanying notes are an integral part of these financial statements.

Rogé Select Opportunities Fund
SCHEDULE OF INVESTMENTS
June 30, 2008

Shares	Security		Value

	COMMON STOCKS - 92.10%
	Basic Materials - 9.82%
	Chemicals - 2.21%
50,000	Freeworld Coatings, Ltd.		$ 46,946
100	Rosier		81,141
170,000	Thai Central Chemical PCL		59,997
			188,084

	Mining - 7.61%
3,300	Anglo American PLC, ADR		116,985
12,850	Dundee Precious Metals, Inc. +		83,396
3,000	Franco-Nevada Corp.		72,636
20,000	High River Gold Mines, Ltd. +		30,002
3,000	Kazakhmys PLC		95,050
4,000	MMC Norilsk Nickel		100,260
2,000	Royal Gold, Inc.		62,720
29,000	Timberline Resources Corp. +		86,710
			647,759

	Communications - 1.80%
	Broadcast Services/Media - 1.36%
31,900	African Media Entertainment +		115,450

	Telecommunications - 0.44%
56,732	Electric System Technology, Inc.		37,443

	Consumer Cyclical - 3.55%
	Auto Parts & Equipment - 0.27%
2,000	NGK Spark Plug Co., Ltd.		22,999

	Distribution/ Wholesale - 0.77%
527,000	GRP, Ltd.		65,940

	Entertainment - 0.96%
234,535	Bingo.com, Ltd. +		82,087

	Lodging - 0.61%
200,000	NagaCorp, Ltd.		52,000

The accompanying notes are an integral part of these financial statements.

Rogé Select Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008

Shares	Security		Value

	Retail - 0.94%
5,000	Borders Group, Inc.		$ 30,000
4,000	Foot Locker, Inc.		49,800
			79,800

	Consumer Non-Cyclical - 13.93%
	Beverages - 4.32%
6,800	Asia Pacific Breweries, Ltd.		64,364
2,600	Big Rock Brewery Income Trust		29,522
600	Diageo PLC		44,322
900	Heineken Holding NV		41,384
600	Laurent - Perrier		85,080
900	Remy Cointreau SA		49,247
300,000	Thai Beverage PCL		54,098
			368,017

	Commercial Services - 4.42%
1,000	Apollo Group, Inc. +		44,260
114,864	Saferoads Holding, Ltd.		227,071
2,000	Team, Inc. +		68,640
50,000	Zhejiang Expressway Co., Ltd.		36,000
			375,971

	Food - 1.82%
1,300	JM Smucker Co. (The)		52,832
900	Nestle SA		101,963
			154,795

	Healthcare Services - 2.26%
1,400	Aetna, Inc.		56,742
7,000	Haw Par Corp., Ltd. **		33,644
4,700	United- Guardian, Inc.		54,755
1,300	WellCare Health Plans, Inc. +		46,995
			192,136

	Tobacco - 1.11%
10	Japan Tobacco, Inc.		42,734
500	Philip Morris International, Inc.		24,695
1,000	Rothmans, Inc.		26,711
			94,140

The accompanying notes are an integral part of these financial statements.

Rogé Select Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008

Shares	Security		Value

	Energy - 34.33%
	Oil & Gas Services - 20.93%
89,300	Aeroquest International, Ltd. +		$ 178,984
8,250	Atlas America, Inc.		371,662
4,000	Bolt Technology Corp. +		90,280
428,571	Deep Down, Inc. + ++ (a)		342,428
6,300	Enerflex Systems Income Fund		87,845
600	Exterran Holdings, Inc +		42,894
3,600	Gazprom OAO		208,800
6,000	Geokinetics, Inc. +		108,660
2,000	Helmerich & Payne, Inc.		144,040
6,000	Mitcham Industries, Inc. +		102,480
3,000	Nippon Mining Holdings, Inc.		18,820
1,200	Petroleo Brasileiro SA		84,996
			1,781,889

	Oil & Gas Exploration - 12.55%
600	Cimarex Energy Co.		41,802
400	Contango Oil & Gas Co. +		37,168
25,285	Crimsom Exploration, Inc. +		409,617
2,000	Linn Energy, LLC		49,700
55,000	MegaWest Energy Corp. +		31,350
1,800	Newfield Exploration Co. +		117,450
1,500	Penn Virgina Corp.		113,130
5,500	Rosetta Resources, Inc. +		156,750
1,900	Paramount Resources, Ltd. +		38,841
40,000	North Peace Energy Corp. +		72,544
			1,068,352

	Pipelines - 0.85%
2,100	Crosstex Energy, Inc.		72,786

	Financials - 21.21%
	Diversified Financials - 5.03%
1,500	American Express Co.		56,505
6,000	International Assets Holding Corp. +		180,360
8,000	Hong Kong Exchanges and Clearing, Ltd. +		116,000
15,000	Singapore Exchange, Ltd.		75,750
			428,615

The accompanying notes are an integral part of these financial statements.

Rogé Select Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008

Shares	Security		Value

	Investment Companies - 15.81%
90	Berkshire Hathaway, Inc., Class B +		$ 361,080
100	Corporacion Financiera Alba, SA **		5,891
3,100	Investor AB, Class A **		64,325
11,400	Jardine Matheson Holdings, Ltd.		325,698
9,300	Leucadia National Corp.		436,542
200	Pargesa Holding SA		22,364
2,500	Remgro, Ltd. **		60,008
3,000	Vostok Nafta Investment, Ltd. +		69,821
			1,345,729

	Real Estate - 0.37%
160,000	Emperor Entertainment Hotel, Ltd.		31,190

	Industrials - 5.25%
	Areospace/Defense - 0.07%
500	Opt-Sciences Corp. +		5,775

	Electronics - 1.03%
4,625	Tech/Ops Sevcon, Inc.		33,994
1,500	Tyco Electronics, Ltd.		53,730
			87,724

	Environmental Control - 0.41%
85,000	Questor Technology, Inc. +		35,188

	Transportation - 3.74%
3,627	Siem Industries, Inc.		318,723

	Technology - 2.21%
	Office Business EquipmentElectronics - 0.25%
200	Neopost SA		21,178

The accompanying notes are an integral part of these financial statements.

Rogé Select Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2008

Shares	Security		Value

	Software - 1.96%
1,200	Computer Modeling Group, Ltd.		$ 20,784
278,001	Infowave Holdings, Ltd.		15,626
10,800	Software Service, Inc.		130,307
			166,717

	TOTAL COMMON STOCKS
	(Cost $7,277,809)		7,840,487

	INTERNATIONAL GOVERNMENT & AGENCIES - 2.15%
100,000	Switzerland
	4% Due 6/10/2011		101,063
500,000	Swedish Government
	4% Due 12/1/2009		82,369
	TOTAL INTERNATIONAL GOVERNMENT & AGENCIES
	(Cost $190,524)		183,432

	SHORT-TERM INVESTMENTS - 5.28%
	Money Market Mutual Funds - 5.28%
449,317	Goldman Sachs Financial Square Funds, Prime
	Obligations Portfolio (Cost $449,317)		449,317

	TOTAL INVESTMENTS
	(Cost $7,917,650*)	99.53%	$ 8,473,236
	Assets in excess of other liabilities	0.47%	41,165

	TOTAL NET ASSETS	100.00%	$ 8,514,401

+ Non-income producing securities.
++ Restricted securities. The aggregate value of such securities is 4.02% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
(a) Securities for which market quotations are not readily available. The aggregate value of such securities is 4.02% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
* Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,926,610 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$874,582
		Unrealized depreciation:	(327,956)
		Net unrealized appreciation:	$546,626
** This security is considered a Passive Foreign Investment Company for Federal tax purposes.
ADR - American Depositary Receipts

The accompanying notes are an integral part of these financial statements.

Rogé Partners Funds
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

	Partners	Select Opportunities
Assets:	Fund	Fund
Investments in securities, at value
(Cost $13,414,984 and $7,917,650)	$ 14,742,273	$ 8,473,236
Foreign currency, at value (Cost $0 and $637, respectively)	-	1,260
Dividends and interest receivable	6,948	17,627
Receivable for securities sold	21,837	90,855
Prepaid expenses and other assets	17,300	1,277
Total Assets	14,788,358	8,584,255

Liabilities:
Investment advisory fees payable	10,084	2,675
Payable for investments purchased	67,760	45,841
Fees payable to other affiliates	10,981	6,431
Accrued expenses and other liabilities	26,473	14,907
Total Liabilities	115,298	69,854

Net Assets	$ 14,673,060	$ 8,514,401

Net Assets Consist Of:
Paid in capital	$ 14,379,126	$ 9,521,410
Distribution in excess of net investment income (loss)	(146,208)	(635)
Accumulated net realized gain (loss) from security transactions
and foreign currency transactions	(887,056)	(1,561,839)
Net unrealized appreciation (depreciation) of investments and
foreign currency transactions	1,327,198	555,465

Net Assets	$ 14,673,060	$ 8,514,401

Shares outstanding (unlimited number of shares authorized
without par value)	1,206,178	964,162

Net asset value (net assets ÷ shares outstanding), offering price and
redemption price per share	$ 12.16	$ 8.83

The accompanying notes are an integral part of these financial statements.

Rogé Partners Funds
STATEMENT OF OPERATIONS
For Year Ended June 30, 2008

	Partners	Select Opportunities
Investment Income:	Fund	Fund (a)
Dividends (net of foreign withholding taxes $1,549 and $1,872)	$ 259,320	$ 169,769
Interest	7,198	14,042
Total investment income	266,518	183,811

Expenses:
Advisory fees	164,412	79,512
Administration fees	38,079	26,542
Shareholder servicing fees	33,438	15,925
Fund accounting fees	27,607	20,133
Legal fees	24,334	4,023
Transfer agent fees	22,977	13,993
Audit fees	17,910	10,030
Insurance expense	15,799	3,710
Registration fees	13,085	10,030
Custody fees	9,756	24,337
Printing expense	9,491	3,209
Trustees' fees	2,000	2,007
Other expenses	3,722	2,519
Total expenses	382,610	215,970

Less:
Advisory fees waived	(56,624)	(57,817)
Net expenses	325,986	158,153

Net Investment Income (Loss)	(59,468)	25,658

Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain (loss) from security transactions	(1,103,159)	(1,552,611)
Net realized gain (loss) from foreign currency transactions	(1,562)	(9,228)
Distributions of realized gains from other investment companies	510,320	-
Net change in unrealized appreciation (depreciation) of investments
and foreign currency transactions	(1,912,610)	555,465
Net realized and unrealized gain (loss) on investments	(2,507,011)	(1,006,374)

Net increase (decrease) in net assets resulting from operations	$ (2,566,479)	$ (980,716)

(a) Rogé Select Opportunities Fund commenced operations July 30, 2007.

The accompanying notes are an integral part of these financial statements.

Rogé Partners Funds
STATEMENTS OF CHANGES IN NET ASSETS
Rogé Partners Fund

	For the	For the
	Year Ended	Year Ended
	June 30, 2008	June 30, 2007

From Operations:
Net investment income (loss)	$ (59,468)	$ (7,236)
Net realized gain (loss) from security transactions	(1,103,159)	850,444
Net realized gain (loss) from
foreign currency transactions	(1,562)	-
Distributions of gains from other investment companies	510,320	254,075
Net change in unrealized appreciation
(depreciation) of investments	(1,912,610)	1,813,695
Net increase (decrease) in net assets
resulting from operations	(2,566,479)	2,910,978

Distributions:
From net investment income	(55,901)	(155,709)
From net realized gains	(1,076,824)	(271,831)
Net increase (decrease) in net assets from distributions	(1,132,725)	(427,540)

From Capital Share Transactions:
Subscriptions of fund shares	1,725,275	4,411,394
Reinvestment of dividends	1,132,513	427,540
Redemption fee proceeds	353	307
Redemptions of fund shares	(1,965,533)	(1,485,647)
Net increase (decrease) in net assets from
capital share transactions	892,608	3,353,594

Net increase (decrease) in net assets	(2,806,596)	5,837,032

Net Assets:
Beginning of Year	17,479,656	11,642,624
End of Year*	$ 14,673,060	$ 17,479,656
* Includes distribution in excess of net investment
income of:	$ (146,208)	$ -

Capital Share Transactions:
Shares sold	122,187	318,297
Shares reinvested	83,151	30,066
Shares redeemed	(146,312)	(101,995)
	59,026	246,368

The accompanying notes are an integral part of these financial statements.

Rogé Partners Funds
STATEMENTS OF CHANGES IN NET ASSETS
Rogé Select Opportunities Fund

For the
Period Ended
June 30, 2008 (a)

From Operations:
Net investment income (loss)	$ 25,658
Net realized gain (loss) from security transactions	(1,552,611)
Net realized gain (loss) from
foreign currency transactions	(9,228)
Net change in unrealized appreciation
(depreciation) of investments	555,465
Net increase (decrease) in net assets
resulting from operations	(980,716)

Distributions:
From net investment income	(69,405)
Net increase (decrease) in net assets from distributions	(69,405)

From Capital Share Transactions:
Subscriptions of fund shares	10,057,966
Reinvestment of dividends	69,405
Redemptions of fund shares	(562,849)
Net increase (decrease) in net assets from
capital share transactions	9,564,522

Net increase (decrease) in net assets	8,514,401

Net Assets:
Beginning of Period	-
End of Period*	$ 8,514,401
* Includes distribution in excess of net investment income of:	$ (635)

Capital Share Transactions:
Shares sold	1,018,526
Shares reinvested	6,858
Shares redeemed	(61,222)
964,162

(a) Rogé Select Opportunities Fund commenced operations July 30, 2007.

The accompanying notes are an integral part of these financial statements.

Rogé Partners Funds
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Rogé Partners Fund

	For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Period Ended
	June 30,		June 30,		June 30,		June 30,
	2008		2007		2006		2005 (1)
Net Asset Value, Beginning of Year	$ 15.24		$ 12.92		$ 11.13		$ 10.00
Income From Investment Operations:
Net investment Income (2)	(0.05)		(0.01)		(0.08)		(0.07)
Net realized and unrealized gain (2)	(2.06)		2.74		1.93		1.22
Total from investment operations	(2.11)		2.73		1.85		1.15

Paid-In Capital from Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)

Less Distributions From:
Net investment income	(0.05)		(0.15)		(0.00)	(3)	(0.02)
Net realized gains	(0.92)		(0.26)		(0.06)		-
Total distributions	(0.97)		(0.41)		(0.06)		(0.02)

Net Asset Value, End of Year	$ 12.16		$ 15.24		$ 12.92		$ 11.13

Total Return (4)	(14.57)%		21.32%		16.64%		11.50%

Ratios/Supplemental Data:
Net assets, end of year (000s)	$ 14,673		$ 17,480		$ 11,643		$ 5,773
Ratio of expenses to average net
assets, before waiver/reimbursement (6)	2.34%		2.13%		3.05%		7.88%	(5)
Ratio of expenses to average net
assets, after waiver/reimbursement (6)	1.99%		1.99%		1.99%		1.99%	(5)
Ratio of net investment income (loss) to
average net assets, before waiver/
reimbursement (7)	(0.71)%		(0.19)%		(1.68)%		(6.76)%	(5)
Ratio of net investment income (loss)
to average net assets, after waiver/
reimbursement (7)	(0.36)%		(0.05)%		(0.62)%		(0.87)%	(5)
Portfolio Turnover Rate	59%		33%		13%		8%
(1)	For the period from October 1, 2004 (commencement of operations) to June 30, 2005.
(2)	Per share amounts calculated using the average shares method.
(3)	Per share amount represents less than $0.01 per share.
(4)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Rogé Partners Funds
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

Rogé Select Opportunities Fund

	For the
	Period Ended
	June 30,
	2008 (1)
Net Asset Value, Beginning of Period	$ 10.00
Income From Investment Operations:
Net investment Income (2)	0.03
Net realized and unrealized gain (2)	(1.12)
Total from investment operations	(1.09)

Paid-In Capital from Redemption Fees	-

Less Distributions From:
Net investment income	(0.08)
Net realized gains	-
Total distributions	(0.08)

Net Asset Value, End of Period	$ 8.83

Total Return (3)	(11.02)%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$ 8,514
Ratio of expenses to average net
assets, before waiver/reimbursement	2.72%	(4)
Ratio of expenses to average net
assets, after waiver/reimbursement	1.99%	(4)
Ratio of net investment income (loss) to
average net assets, before waiver/reimbursement	(0.40)%	(4)
Ratio of net investment income (loss)
to average net assets, after waiver/reimbursement	0.32%	(4)
Portfolio Turnover Rate	124%
(1) For the period from July 30, 2007 (commencement of operations) to June 30, 2008.
(2) Per share amounts calculated using the average shares method.
(3)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(4) Annualized.

The accompanying notes are an integral part of these financial statements.

Rogé Partners Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2008

Note 1.  Organization

Rogé Partners Funds (the “Trust”) a StateplaceDelaware business trust formed on April 15, 2004 is comprised of the Rogé Partners Fund and the Rogé Select Opportunities Fund (the “Funds”). The Funds are registered as open-end, non-diversified, management investment companies under the Investment Company Act of 1940, as amended (“1940 Act”).  The Funds commenced operations on October 1, 2004 and July 30, 2007, respectively.   The Funds’ business and affairs are managed by its officers under the direction of its Board of Trustees (the “Board”).  The Rogé Partners Fund’s investment objective is to seek total return and pursues its investment objective by investing primarily in other investment companies and country-regionplaceU.S. and foreign equity securities with a growth and value approach.   The Rogé Select Opportunities Fund’s investment objective is to seek total return and pursues its investment objective by investing in country-regionplaceU.S. and foreign equity securities.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Rogé Partners Funds.  These policies are in conformity with accounting principles generally accepted in the country-regionplaceUnited States of America.

                A.

Security Valuation – Securities listed on a national securities exchange and certain over-the-counter securities are valued as of the close of each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and ask prices. If no mean price is available, the last bid price is used.   Shares of underlying mutual funds are valued at their respective Net Asset Values (“NAVs”).  Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.  NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing systems selected by R.W. Rogé & Co., Inc. (the “Advisor”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Advisor deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange-traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value (face value).    The NAV of the Fund will fluctuate with the value of the securities held by the underlying funds in which it principally invests.  When the NAV of an underlying fund is unavailable, it is valued at fair value as determined by the Advisor under the supervision of the Fund’s Board of Trustees.

The Funds normally calculates net asset value (“NAV”) per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”) (generally 4:00PM Eastern Time) once on each day on which the NYSE is open for trading. Trading in securities on Far Eastern and certain other securities exchanges and over-the-counter markets is normally completed well before the close of the NYSE. In addition, Far Eastern and other securities trading generally, or in a particular country or countries, may take place on days that the NYSE is closed, and on which a Fund’s net asset value is not calculated. As a result of the aforementioned, calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s NAV is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.   Other

Rogé Partners Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2008

securities for which market quotations are not readily available are valued at their fair value, as determined in good faith in accordance with the guidelines established by the Board.   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, a Board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.  As of June 30, 2008, the Rogé Partners Fund held four securities for which market quotations were not readily available.   The market value of these securities represented 7.36% of its net assets.   As of June 30, 2008, the Rogé Select Opportunities Fund held one security for which market quotations were not readily available.   The market value of this security represented 4.02% of its net assets.

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Funds believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities.  The provisions are effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161.  The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

                B.

Security Transactions and Related Investment Income – Securities transactions are accounted for on the trade date.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes.   Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.   The amounts of dividends and distributions from net investment income and net realized gains, respectively, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the placecountry-regionUnited States of America.   These “book-tax” differences are either permanent or temporary in nature.   To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.   To the extent dividends and distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in surplus or tax return of capital.

                C.

Federal Income Taxes - The Funds intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  Effective December 31, 2007, the Funds became subject to the Financial Accounting Standards Board (“FASB”) FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-

Rogé Partners Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2008

likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.     The adoption of FIN 48 is required for fiscal years beginning after June 29, 2007 and is to be applied to all open tax years (June 30, 2005 through 2008) as of the effective date.  The Funds have reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no effect to the Funds financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken for the fiscal year ended June 30, 2008. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

                D.

Dividends and Distributions to Shareholders - The Fund records dividends and distributions to shareholders on the ex-dividend date.  The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

                E.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from those estimates.

                F.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.   These reclassifications have no effect on net assets and net asset value per share.    For the year ended June 30, 2008, the Fund reclassified the components of net assets due to mark-to-market differences on passive foreign investment companies and net operating loss as follows:

	Rogé Partners Fund	Rogé Select Opportunities Fund
Paid in capital
Distribution in excess of net investment income	$(1,640)	$(43,112)
Accumulated net realized gain (loss) from security	(30,839)	43,112
transactions and foreign currency transactions	32,479	_

Note 3.  Investment Advisory Fee and Other Transactions with Affiliates

The Trust has entered into an investment advisory agreement (the “Agreement”) with the Advisor. Pursuant to the Agreement, the Advisor manages the Funds’ investments and business affairs, subject to the supervision of the Board. For its services, the Advisor receives a fee equal to 1.00% of the average net assets of each Fund.

The Advisor has agreed contractually to waive its advisory fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until October 31, 2008, such that the total annual fund operating expenses do not exceed 1.99% of average daily net assets, subject to possible recoupment from the Funds in future years on a rolling three year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  Fee waiver and reimbursement arrangements can decrease the Funds’

expenses and may increase performance.   For the Rogé Partners Fund and the Rogé Select Opportunities Fund for the year ended June 30, 2008, the Advisor waived fees amounting to $56,624 and 57,817, respectively.  The Rogé Partners Fund’s and the Rogé Select Opportunities Fund’s total expenses subject to recoupment were $168,045 and $57,817, respectively.   As of June 30, 2008, the Advisor can recoup waived and reimbursed expenses of $90,627 until June 30, 2009, $20,794 until June 30, 2010, and $56,624 until June 30, 2011 for the Rogé Partners Fund.

Rogé Partners Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2008

As of June 30, 2008, the Advisor can recoup waived and reimbursed expenses of $57,817 until June 30, 2011 for the Rogé Select Opportunities Fund. The Trust has entered into various service agreements (“Agreements”) with Gemini Fund Services, LLC (“GFS”). Pursuant to the Agreements, GFS serves as Administrator, Transfer and Dividend Disbursing Agent, Fund Accounting Agent, and Custody Administrator to the Fund. For these services, the Funds pay GFS an annual fee, paid monthly, based on a percentage of each Fund’s average daily net assets. In addition, certain agreements are subject to certain minimum requirements.

Northern Lights Distributors, LLC (“NLD”) is the Distributor of the Trust.   The Trust has adopted a Shareholder Servicing Plan (the “Plan”) pursuant to which, the Distributor will reimburse entities providing shareholder services to the Funds in connection with maintenance of shareholder accounts. The Funds will pay the Distributor a fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets.  For the year ended June 30, 2008, the Rogé Partners Fund and the Rogé Select Opportunities Fund paid shareholder servicing fees of $33,438 and $15,925, respectively.  Effective April 15th, 2008 the daily accrual for the Plan was discontinued.  The Plan expired on June 22, 2008 without renewal.

The Funds will impose a 2% redemption fee for any redemptions of fund shares occurring within the first 90 days of purchase.  Fees in the amount of $353 were collected during the year ended June, 30 2008 for the Rogé Partners Fund.    No fees were collected during the period ended June 30, 2008 for the Rogé Select Opportunities Fund.

Note 4.  Investment Transactions

During the year ended June 30, 2008, the cost of purchases and proceeds from sales of investment securities, excluding short-term securities for the Rogé Partners Fund, aggregated $9,668,438 and $9,778,615, respectively.

During the period ended June 30, 2008, the cost of purchases and proceeds from sales of investment securities, excluding short-term securities for the Rogé Select Opportunities Fund, aggregated $19,615,119 and $10,589,456, respectively.

Note 5.  Distributions to Shareholders

On December 31, 2007, distributions were declared for shareholders of record on December 28, 2007.   The distributions were paid on December 31, 2007.   The tax character of those distributions was as follows:

	Rogé Partners Fund	Rogé Select Opportunities Fund
Distributions Paid from Ordinary Income:	$329,588	$69,405
Distributions Paid from Long-Term Capital Gains:	$803,137	$ -

On December 28, 2006, distributions were declared for shareholders of record on December 28, 2006.   The distributions were paid on December 29, 2006.   The tax character of those distributions was as follows:

Rogé Partners Fund
Distributions Paid from Ordinary Income:	$195,296
Distributions Paid from Long-Term Capital Gains:	$232,244

Rogé Partners Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2008

As of June 30, 2008, the components of distributable earnings on a tax basis were as follows:

	Rogé Partners Fund	Rogé Select Opportunities Fund
Undistributed Long Term Gains	$ -	$ -
Undistributed Ordinary Income	-	-
Accumulated Other Book/Tax Differences	(808,318)	(1,553,514)
Unrealized Appreciation/(Depreciation) of Investments and Foreign Currency Transactions	1,102,252	546,505
Total Accumulated Earnings/(Deficits)	$293,934	$(1,007,009)

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales and on investments in Passive Foreign Investment Companies.

Capital and foreign currency losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such losses as follows:

	Rogé Partners Fund	Rogé Select Opportunities Fund
Foreign Currency Losses	$1,548	$9,228
Capital Losses	806,770	1,415,235
Total Post October Losses	$808,318	$1,424,463

At June 30, 2008, the Rogé Select Opportunities Fund had capital loss carryforwards for federal income tax purposes available to offset future capital gains through June 30, 2016 of $129,051.

Note 6.  Investment in Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.  A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies.  A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more that 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities.  Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of June 30, 2008, the Rogé Partners Fund was invested in the following restricted securities:

Security	Acquisition Date	Shares	Cost	Value	% of Net Assets
Armor Capital Partners LP	12/30/2005	450,000	$450,000	$537,487	3.66%
6356095 Canada Inc. (formerly Excapsa Software, Inc.)	10/18/2006	281,500	$45,466	$39,748	0.27%
Deep Down, Inc.	6/03/2008	428,571	$300,000	$342,428	2.33%

As of June 30, 2008, the Rogé Select Opportunities Fund was invested in the following restricted securities:

Security	Acquisition Date	Shares	Cost	Value	% of Net Assets
Deep Down, Inc.	6/03/2008	428,571	$300,000	$342,428	4.02%

Rogé Partners Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
June 30, 2008

To the Shareholders and Board of Trustees

Rogé Partners Funds

Bohemia, New York

We have audited the accompanying statements of assets and liabilities of the Rogé Partners Fund and Rogé Select Opportunities Fund ( the “Funds” ) , a series of shares of the Rogé Partners Funds, including the schedules of investments, as of June 30, 2008, and for the Rogé Partners Fund the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and the period from October 1, 2004 (commencement of operations) to June 30, 2005 and for the Rogé Select Opportunities Fund the related statement of operations, the statement of changes in net assets, and the financial highlights for the period July 30, 2007 (commencement of operations) and June 30, 2008.   These financial statements and financial highlights are the responsibility of the Funds’ management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (US).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.   Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.   An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Rogé Partners Fund and Rogé Select Opportunities Fund as of June 30, 2008, the results of their operations, the statement of changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

August 29, 2008

Rogé Partners Funds
SUPPLEMENTAL INFORMATION
June 30, 2008 (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1 fees), and other expenses.   The following examples are intended to help the shareholder understand the ongoing cost  (in dollars) of investing in a fund and to compare theses costs with the ongoing costs of investing in other mutual funds.    Please note, the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), contingent deferred sales charges (CDSCs) on redemptions or any redemption fees.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the period from January 1, 2008 through June 30, 2008.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Rogé Partners Fund	Beginning Account Value (1/1/08)	Ending Account Value (6/30/08)	Expenses Paid During Period** (1/1/08-6/30/08)
Actual	$1,000.00	$892.80	$9.37
Hypothetical (5% return before expenses)	1,000.00	1,014.97	9.97

** Expenses are equal to the Fund’s annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the days in the reporting period).

Rogé Select Opportunities Fund	Beginning Account Value (1/1/08)	Ending Account Value (6/30/08)	Expenses Paid During Period** (1/1/08-6/30/08)
Actual	$1,000.00	$872.50	$9.26
Hypothetical (5% return before expenses)	1,000.00	1,014.97	9.97

  ** Expenses are equal to the Fund’s annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the days in the reporting period).

Rogé Partners Funds
SUPPLEMENTAL INFORMATION (Continued)
June 30, 2008 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 13, 2008 (the “Meeting”), the Board of Trustees (the “Board”) of the Rogé Partners Funds (the “Trust”) approved the continuation of the Investment Advisory Agreement (the “Agreement”) for the Rogé Partners Fund (“RP Fund”).  At the Meeting, Trust counsel reviewed and summarized the Board’s responsibilities under the Investment Company Act of 1940, as amended, (the “1940 Act”) with respect to approving the continuance of the Agreement, the material factors that must be considered by the Board to reach a final conclusion, and the requirements for disclosure of contract renewal deliberations in shareholder reports, the Statement of Additional Information and proxy statements. He referred to the materials provided prior to the Meeting for the Board’s consideration and discussed the same, including a questionnaire completed by the Adviser that provides important information about the Adviser.

In order to determine whether to renew the  Agreement, Trust counsel advised the Trustees to consider:  1) the investment performance of the RP Fund; 2) the nature, extent and quality of services provided by the Adviser;  3) the costs of the services to be provided and the profits to be realized by the Adviser and any affiliates, from the relationship with the RP Fund; 4) the extent to which economies of scale will be realized as the RP Fund grows; and 5) whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Board reviewed the RP Fund’s quarterly compliance checklists and certifications with respect to compliance with the 1940 Act, the Sarbanes-Oxley Act of 2002 and the RP Fund's Code of Ethics. Next, the Board reviewed the Adviser’s financial statements and the completed annual Agreement questionnaire provided by the Adviser.  The Board noted the business experience and quality of personnel associated with the Adviser, and that the Adviser was not involved in any litigation.

The Board then reviewed the performance of the RP Fund as compared to several benchmark indices for various periods ended March 31, 2008.  The Trustees then discussed the RP Fund’s overall performance record.

The Board then referred to the reports comparing the RP Fund’s fees and expense ratios for the latest fiscal year compared to the fees and expense ratios of a peer group of funds. It was noted that the Adviser continues to waive advisory fees to maintain the RP Fund’s expense cap at 1.99%.  Further discussion ensued and the Board concluded that the advisory fees were competitive and reasonable for the services provided.  The Board then discussed the fact that the RP Fund’s expense ratio was above the median for the peer group, but noted that several of the funds in the peer group benefit from economies of scale available to large fund groups.

The Trustees then noted that the Adviser has no affiliated entities that might benefit from the Adviser’s relationship with the RP Fund.

The Independent Trustees met with Trust counsel in executive session to discuss their findings with respect to continuing the Agreement. The Independent Trustees discussed the nature and quality of the services provided to the RP Fund by the Adviser.  The Independent Trustees commented that they generally were very pleased with the quality of service provided by the Adviser, and the steady growth of the RP Fund.  The Independent Trustees further noted the Adviser’s clear commitment to compliance. With respect to RP Fund’s expenses being relatively high, the Independent Trustees concluded that they are not unreasonable considering the current size of the RP Fund and the RP Fund’s good performance.  The Independent Trustees also noted the Adviser’s past contributions to the RP Fund to reduce expenses and the Adviser’s ongoing commitment to the RP Fund’s asset growth. Finally, the Independent Trustees discussed how economies of scale would become more relevant when assets grow and the Adviser keeps its full fee.

Rogé Partners Funds
SUPPLEMENTAL INFORMATION (Continued)
June 30, 2008 (Unaudited)

When the regular session resumed, based upon the information provided, it was the Board’s, including the Independent Trustees’ consensus that the fees to be paid to the Adviser were reasonable, that the overall arrangements provided under the terms of the Agreement were reasonable business arrangements, and the renewal of the Agreement was in the best interest of RP Fund’s shareholders.  The Board noted that it did not rely on any single factor to arrive at its decision but considered all of the information available.

Rogé Partners Fund
SUPPLEMENTAL INFORMATION (Continued)
June 30, 2008 (Unaudited)

The Trustees and executive officers of the Trust, together with information as to their principal business occupations during the last five years, are set forth in the table below.  Unless otherwise noted, the address of each Trustee and Officer is c/o Gemini Fund Services, LLC, 450 Wireless Blvd., Hauppauge, New York 11788.

Name and Age	Position(s) held with Trust	Term of Office and Length of Time Served (1)	Principal Occupations(s) During the Past 5 Years	Number of Funds in the Trust Overseen by Trustee	Other Directorships held by Trustee
INTERESTED TRUSTEE:
Ronald W. Rogé Age: 61	Chairman of the Board of Trustees; Chief Executive Officer; Co-Portfolio Manager	Since June 2004	Founder and Chairman of R.W. Rogé & Company, Inc. since 1986	1	None
NON-INTERESTED TRUSTEES:
David H. Diesslin Year of Birth: Age: 61	Trustee/Financial Expert	Since October 2004	Principal and Founder – Diesslin & Associates, Inc. (financial planners), since 1980; Chair Elect – Board of Governors of the Certified Financial Planner BoardTM of Standards; and Board member – Schwab Institutional Advisory Board (1997-1999)	1	5
Richard Sincere Age: 56	Trustee	Since June 2004	President, Chief Executive Officer and Founder of Sincere & Co., LLC (marketing firm)	1	None
Donald Smith Age: 66	Trustee	Since June 2004	Owner and President of IMXCO Sales Inc. since 1988	1	None

Rogé Partners Fund
SUPPLEMENTAL INFORMATION (Continued)
June 30, 2008 (Unaudited)

Name and Age	Position(s) held with Trust	Term of Office and Length of Time Served	Principal Occupations(s) During the Past 5 Years	Number of Funds in the Trust Overseen by Trustee	Other Directorships held by Trustee
PRINCIPAL EXECUTIVE OFFICERS:
Steven M. Rogé Age: 27	President; Co-Portfolio Manager	Since June 2004	Portfolio Manager - R.W. Rogé & Company, Inc. since 2003; 2000 to 2003 – finance / economics duel degree candidate, Bryant College	1	None
Susan J. Rogé Age: 27	Treasurer	Since June 2004	Paraplanner & Chief Compliance Officer - R.W. Rogé & Company, Inc. since 2003; 2000 to 2003 – finance / economics duel degree candidate, Bryant College	1	None
Jeffrey C. Roberto Age: 42	Chief Compliance Officer	Since August 2005	Portfolio Operations Manager – R.W. Rogé & Company, Inc. since March 2002.	1	None
Kevin E. Wolf Age: 38	Assistant Treasurer	Since June 2006	Executive Vice President and Director of Fund Administration, Gemini Fund Services, LLC (2006 - Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 – Present); Vice President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).	1	None

(1)

Each trustee is elected to serve an indefinite term until his or successor, if any, is duly elected and qualified.

The Trust’s Statement of Additional Information contains additional information about the Trustees and Officers and is available without charge, upon request, by calling 1-888-800-ROGE.

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies related to portfolio securities during the period ended June 30, 2008 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-800-ROGE or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1st AND 3rd FISCAL QUARTER PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q.   Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).   The information on Form N-Q is available without charge, upon request, by calling 1-888-800-ROGE.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that David H. Diesslin is the independent audit committee financial expert.

Item 4. Principal Accountant Fees and Services

(a)

Audit Fees

Registrant

Advisor

FY 06/30/08

$23,600

N/A

FY 06/30/07

$12,500

N/A

(b)

Audit-Related Fees

Registrant

Advisor

FYE 06/30/08

$0

N/A

FYE 06/30/07

$0

N/A

(c)

Tax Fees

Registrant

Advisor

FYE 06/30/08

$5,100

N/A

FYE 06/30/07

$2,500

N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

Registrant

Advisor

FYE 06/30/08

$0

N/A

FYE 06/30/07

$0

N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Advisor

Audit-Related Fees:

N/A

N/A

Tax Fees:

0%

N/A

All Other Fees:

N/A

N/A

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Advisor

FYE 06/30/2008

$5,100

N/A

FYE 06/30/2007

$2,500

N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holder.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of June 30, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Code of Ethics filed herewith.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Rogé Partners Funds

By (Signature and Title)

*

/s/

Steven M. Rogé

Steven M. Rogé, President

Date

9/3/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/

Steven M. Rogé

Steven M. Rogé, President

Date

9/3/08

By (Signature and Title)

*

/s/

Susan J. Rogé

Susan J. Rogé, Treasurer

Date

9/3/08

* Print the name and title of each signing officer under his or her signature.